Average Annual Total Returns - Carillon Scout Mid Cap Fund	Mar. 01, 2021
RussellMidcapIndex [Member]
Average Annual Return:
1 Year	17.10%
5 Years	13.40%
10 Years	12.41%
Class A
Average Annual Return:
1 Year	21.00%
5 Years
10 Years
Since Inception	9.79%
Inception Date	Nov. 20, 2017
Class A | RussellMidcapIndex [Member]
Average Annual Return:
Since Inception	12.30%
Inception Date	Nov. 20, 2017
Class C
Average Annual Return:
1 Year	26.03%
5 Years
10 Years
Since Inception	10.68%
Inception Date	Nov. 20, 2017
Class C | RussellMidcapIndex [Member]
Average Annual Return:
Since Inception	12.30%
Inception Date	Nov. 20, 2017
Class I
Average Annual Return:
1 Year	27.27%
5 Years	15.27%
10 Years	12.55%
Since Inception
Inception Date	Oct. 31, 2006
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	26.55%
5 Years	14.07%
10 Years	10.85%
Since Inception
Inception Date	Oct. 31, 2006
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	16.64%
5 Years	12.00%
10 Years	9.77%
Since Inception
Inception Date	Oct. 31, 2006
Class R-3
Average Annual Return:
1 Year	26.55%
5 Years
10 Years
Since Inception	11.14%
Inception Date	Nov. 20, 2017
Class R-3 | RussellMidcapIndex [Member]
Average Annual Return:
Since Inception	12.30%
Inception Date	Nov. 20, 2017
Class R-5
Average Annual Return:
1 Year	27.32%
5 Years
10 Years
Since Inception	11.67%
Inception Date	Nov. 20, 2017
Class R-5 | RussellMidcapIndex [Member]
Average Annual Return:
Since Inception	12.30%
Inception Date	Nov. 20, 2017
Class Y
Average Annual Return:
1 Year	26.90%
5 Years
10 Years
Since Inception	11.47%
Inception Date	Nov. 20, 2017
Class Y | RussellMidcapIndex [Member]
Average Annual Return:
Since Inception	12.30%
Inception Date	Nov. 20, 2017
Class R-6
Average Annual Return:
1 Year	27.43%
5 Years
10 Years
Since Inception	11.85%
Inception Date	Nov. 20, 2017
Class R-6 | RussellMidcapIndex [Member]
Average Annual Return:
Since Inception	12.30%
Inception Date	Nov. 20, 2017